Capital Structure and Financial Matters - Share Capital (Details) kr / shares in Units, kr in Thousands, $ in Thousands	Sep. 30, 2023 USD ($) shares	Sep. 30, 2023 DKK (kr) shares	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 DKK (kr) kr / shares shares	Sep. 30, 2022 USD ($)	Aug. 31, 2022 kr / shares	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 DKK (kr) kr / shares shares	Feb. 05, 2021 kr / shares shares	Jan. 04, 2021 kr / shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 DKK (kr) shares	Aug. 10, 2020 kr / shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 DKK (kr) shares
Disclosure of classes of share capital [line items]
Share capital | $	$ (2,734)		$ 2,535	$ 8,303		$ 13,548		$ (20,150)	$ 32,437				$ 7,038			$ 9,362
Issued Capital [Member]
Disclosure of classes of share capital [line items]
Share capital	$ 4,415	kr 27,814	$ 4,390	$ 3,886	kr 24,139	$ 3,864		$ 3,844	$ 3,755	kr 23,204			$ 2,648	kr 16,198		$ 2,481	kr 15,184
Ordinary Shares [Member]
Disclosure of classes of share capital [line items]
Share capital | shares	27,814,140	27,814,140		24,139,413	24,139,413				23,203,808	23,203,808	19,198,668		16,198,668	16,198,668		15,184,152	15,184,152
Nominal value per share | kr / shares					kr 1		kr 1			kr 1	kr 1	kr 1			kr 1